Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Pension Obligations

(€’000)	As at December 31,
	2021	2020
Pension obligations	53	614

Total	53	614

Summary of Defined Benefit Amounts Recognized in the Statement of Financial Position
The amounts recognized in the statement of financial position are determined as follows:

(€‘000)	As at December 31,
	2021	2020
Present value of funded obligations	2 408	2 748
Fair value of plan assets	(2 355)	(2 134)

Deficit of funded plans	53	614
Total deficit of defined benefit pension plans	53	614
Liability in the statement of financial position	53	614

Summary of Change in Defined Benefit Liability
The change in the defined benefit liability over the year is as follows:

(€’000)	Present value of obligation	Fair value of plan assets	Total
At January 1, 2020	2 330	1 932	398

Current service cost	233	—	233
Interest expense/(income)	30	38	(8)

	2 593	1 970	623

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	—	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	187	—	187
- Actuarial (Gain)/Loss due to experience	24	—	24

	212	—	212

Employer contributions:	—	220	(220)
Benefits Paid	(57)	(57)	—

At December 31, 2020	2 747	2 133	614

At January 1, 2021	2 747	2 133	614

Current service cost	206	—	206
Interest expense/(income)	18	49	(31)

	2 971	2 182	789

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	—	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	(17)	—	(17)
- Actuarial (Gain)/loss due to change in demographic assumptions	36	—	36
- Actuarial (Gain)/Loss due to experience	(537)	—	(537)

	(518)	—	(518)

Employer contributions:	—	218	(218)
Benefits Paid	(45)	(45)	—

At December 31, 2021	2 408	2 355	53

Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits
The income statement charge included in operating profit for post-employment benefits amount to:

(€’000)	2021	2020	2019
Current service cost	206	233	193
Interest expense on DBO	18	30	44
Expected return on plan assets	(13)	(24)	(40)

Net periodic pension cost	211	239	198

Summary of Remeasurements Included in Other Comprehensive Loss
The
re-measurements
included in other comprehensive loss amount to:

(€’000)	2021	2020	2019
Effect of changes in actuarial assumptions	(17)	187	222
Effect of experience adjustments	(537)	24	70
Effect of changes in demographic assumptions	36	—	—
(Gain)/Loss on assets for the year	(36)	(14)	8

Remeasurement of post-employment benefit obligations	(554)	197	301